UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H04H

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

2014 Semiannual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report

HOLDINGS SUMMARY

Portfolio Allocation as of June 30, 2014[1] (% of net assets)

Certificates of Deposit	41.7%
Asset Backed Commercial Paper	12.2
Financial Company Commercial Paper	12.0
Other Notes	11.8
Government Agency Repurchase Agreements	9.6
Other Repurchase Agreements	7.5
Investment Companies	2.2
Treasury Repurchase Agreements	1.7
Variable Rate Demand Notes	1.2
Other Assets and Liabilities, Net[2]	0.1
100.0%

[1]Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as portfolio expenses incurred but not yet paid.

EXPENSE EXAMPLE
As a shareholder of the Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses
The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example
	Beginning Account Value (01/01/2014)	Ending Account Value (06/30/2014)	Expenses Paid During Period[3] (01/01/2014 to 06/30/2014)

Actual[4]	$1,000.00	$1,000.93	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	$0.05

3Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4Based on the actual return for the six-month period ended June 30, 2014 of 0.09%.

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   1

Schedule of Investments June 30, 2014 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 41.7%
Banco del Estado de Chile/NY
0.260%, 08/15/2014 Δ	$50,000	$50,000
0.232%, 11/12/2014 Δ	58,500	58,500
Bank of Montreal/Chicago
0.182%, 08/15/2014 Δ	25,000	25,000
0.220%, 10/29/2014 Δ	50,000	50,000
0.254%, 12/15/2014 Δ	73,500	73,500
Bank of Nova Scotia/Houston
0.220%, 08/14/2014	20,000	20,001
0.280%, 08/22/2014 Δ	48,500	48,500
0.311%, 12/05/2014 Δ	49,000	49,000
0.260%, 02/25/2015 Δ	50,000	50,000
Bank of Tokyo-Mitsubishi/NY
0.100%, 07/02/2014	108,000	108,000
0.211%, 07/07/2014 Δ	54,000	54,000
BNP Paribas Securities
0.283%, 10/23/2014 Δ	25,000	25,000
Canadian Imperial Bank of Commerce/NY
0.585%, 07/31/2014 Δ	3,420	3,421
0.290%, 08/14/2014 Δ	51,500	51,504
0.250%, 02/12/2015 Δ	10,000	10,000
0.340%, 07/17/2015 Δ	45,750	45,750
Citibank
0.212%, 10/16/2014 Δ	48,500	48,500
Credit Suisse/NY
0.210%, 08/05/2014	25,000	25,000
0.220%, 08/15/2014	15,000	15,000
0.220%, 09/23/2014	20,000	20,000
0.244%, 10/24/2014 Δ	48,500	48,500
Deutsche Bank/NY
0.240%, 08/04/2014 Δ	53,500	53,500
0.490%, 08/04/2014 Δ	55,000	55,000
DnB Bank/NY
0.191%, 08/07/2014 Δ	50,000	50,000
HSBC Bank USA
0.193%, 10/21/2014 Δ	58,500	58,500
Mitsubishi UFJ Trust & Banking/NY
0.231%, 10/06/2014 Δ	49,000	49,000
National Australia Bank/NY
0.161%, 07/07/2014 Δ	70,000	70,000
0.223%, 10/23/2014 Δ	50,000	50,000
Nordea Bank Finland/NY
0.180%, 08/22/2014	20,000	20,000
0.180%, 09/16/2014	25,000	25,000
Rabobank Nederland/NY
0.257%, 07/10/2014 Δ	50,000	50,000
0.191%, 10/07/2014 Δ	50,000	50,000
0.251%, 01/13/2015 Δ	53,500	53,500
Royal Bank of Canada/NY
0.320%, 07/02/2015 Δ	58,500	58,500
Skandinaviska Enskilada Banken/NY
0.201%, 08/04/2014 Δ	50,000	50,000
0.192%, 11/12/2014 Δ	50,000	50,000
Sumitomo Mitsui Banking/NY
0.210%, 07/02/2014	50,000	50,000
Svenska Handelsbanken/NY
0.410%, 10/06/2014 Δ	5,000	5,002

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 2

Schedule of Investments June 30, 2014 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Swedbank/NY
0.090%, 07/01/2014	$100,000	$100,000
0.214%, 08/18/2014 Δ	53,500	53,500
Toronto-Dominion Bank/NY
0.224%, 07/24/2014 Δ	30,000	30,000
Wells Fargo Bank
0.240%, 08/06/2014 Δ	48,500	48,500
0.190%, 11/26/2014 Δ	55,000	55,000
0.270%, 02/04/2015 Δ	48,500	48,500
Total Certificates of Deposit
(Cost $2,012,678)		2,012,678

Asset Backed Commercial Paper ■ - 12.2%
Barton Capital
0.181%, 01/08/2015 Δ	48,500	48,500
CAFCO
0.184%, 08/12/2014 ¤	17,850	17,846
Fairway Finance
0.171%, 07/08/2014	24,000	24,000
0.174%, 09/10/2014 Δ	34,000	34,000
Gemini Securitization
0.120%, 07/01/2014	20,000	20,000
0.230%, 07/07/2014 ¤	15,000	14,999
0.220%, 07/15/2014 ¤	10,000	9,999
Gotham Funding
0.160%, 07/18/2014 ¤	25,000	24,998
Kells Funding
0.151%, 07/14/2014	48,500	48,500
0.201%, 10/09/2014 Δ	50,000	50,000
0.238%, 03/26/2015 Δ	50,000	50,000
Manhattan Asset Funding Company
0.190%, 07/29/2014 ¤	30,000	29,996
Nieuw Amsterdam Receivables Corp.
0.160%, 07/02/2014 ¤	33,155	33,155
0.140%, 07/07/2014 ¤	12,200	12,200
0.160%, 08/11/2014 ¤	15,000	14,997
Old Line Funding
0.181%, 08/15/2014 Δ	50,000	50,000
0.184%, 10/10/2014 Δ	50,000	50,000
Thunder Bay Funding
0.181%, 09/05/2014 Δ	25,000	25,000
0.182%, 10/16/2014 Δ	30,000	30,000
Total Asset Backed Commercial Paper
(Cost $588,190)		588,190

Financial Company Commercial Paper - 12.0%
ANZ New Zealand International
0.241%, 11/07/2014 Δ ■	50,000	50,000
Commonwealth Bank of Australia
0.181%, 10/07/2014 Δ ■	24,500	24,500
0.181%, 10/07/2014 Δ ■	12,500	12,500
0.181%, 10/01/2014 Δ ■	50,000	49,999
HSBC Bank
0.252%, 08/15/2014 Δ ■	53,500	53,500
ING Financial Markets
0.300%, 11/17/2014 ¤	23,750	23,722
Macquarie Bank
0.313%, 08/20/2014 Δ ■	53,500	53,500
0.441%, 09/16/2014 Δ ■	10,000	10,003
0.323%, 10/15/2014 Δ ■	50,000	50,000

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 3

Schedule of Investments June 30, 2014 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR/SHARES	VALUE >
Nederlandse Waterschapsbank
0.250%, 07/07/2014 ■	$20,000	$20,000
0.231%, 12/05/2014 Δ ■	20,000	20,000
0.243%, 12/23/2014 Δ ■	30,000	30,000
Suncorp-Metway
0.250%, 08/27/2014 ■ ¤	49,000	48,981
0.350%, 12/11/2014 ■ ¤	50,000	49,921
Toyota Motor Credit
0.190%, 07/25/2014 Δ	25,000	25,000
0.210%, 01/21/2015 Δ	28,500	28,500
0.211%, 02/06/2015 Δ	30,000	30,000
Total Financial Company Commercial Paper
(Cost $580,126)		580,126

Other Notes - 11.8%
Bank of America
0.200%, 10/20/2014	53,500	53,500
0.200%, 08/06/2014	50,000	50,000
Barclays Bank
0.202%, 07/07/2014 Δ ■	97,500	97,500
0.302%, 10/07/2014 Δ ■	97,500	97,500
General Electric Capital
0.609%, 01/09/2015 Δ	7,695	7,711
MetLife Institutional Funding
0.600%, 01/06/2015 Δ ■	53,865	53,966
Metropolitan Life Global Funding
0.457%, 12/07/2014 Δ	38,000	38,000
Oracle Corp.
3.750%, 07/08/2014	5,359	5,363
Svenska Handelsbanken
0.282%, 12/15/2014 Δ ■	35,000	35,000
0.360%, 07/02/2015 Δ	54,250	54,246
Toyota Motor Credit
0.227%, 07/14/2014 Δ	24,000	24,000
Westpac Banking
0.397%, 07/31/2015 Δ ■	53,250	53,250
Total Other Notes
(Cost $570,036)		570,036

Investment Companies Ω - 2.2%
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	10,433,570	10,434
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.072%	95,450,974	95,451
Total Investment Companies
(Cost $105,885)		105,885

Variable Rate Demand Notes Δ- 1.2%
Illinois Educational Facilities Authority, National Louis University, Series 1999B
(LOC:JPMorgan Chase Bank)
0.060%, 07/07/2014	$9,450	9,450
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.050%, 07/07/2014	340	340
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.150%, 07/07/2014	3,325	3,325
Mobile Solid Waste Authority, Chastang Project, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.060%, 07/07/2014	4,175	4,175
New York Jets LLC, Jets Stadium Development (LOC: Sumitomo Mitsui Corp.)
0.120%, 07/07/2014 ■	13,000	13,000
Pima County Industrial Development Authority, Delaware Military Academy, Series 2008 (LOC: PNC Bank)
0.180%, 07/07/2014	11,155	11,155

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 4

Schedule of Investments June 30, 2014 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >

Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 07/07/2014 Δ	$11,530	$11,530
Wisconsin Health & Educational Facilities Authority, 16th Street Community Health Center, Series 2006 (LOC: JPMorgan Chase Bank)
0.050%, 07/07/2014	4,300	4,300
Total Variable Rate Demand Notes
(Cost $57,275)		57,275

Government Agency Repurchase Agreements - 9.6%
BNP Paribas Securities Corp.
0.110%, dated 6/30/2014, matures 07/01/2014, repurchase price $150,000 (collateralized by various government agency obligations: Total market value $153,697)	150,000	150,000
Deutsche Bank Securities Inc.
0.150%, dated 6/30/2014, matures 07/01/2014, repurchase price $40,000 (collateralized by various government agency obligations: Total market value $40,801)	40,000	40,000
ING Financial Markets LLC
0.100%, dated 6/30/2014, matures 07/01/2014, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
SG Americas Securities LLC
0.100%, dated 6/30/2014, matures 07/01/2014, repurchase price $175,000 (collateralized by various government agency obligations: Total market value $178,500)	175,000	175,000
Total Government Agency Repurchase Agreements
(Cost $465,000)		465,000

Treasury Repurchase Agreements - 1.7%
Credit Suisse Securities (USA) LLC
0.060%, dated 6/30/2014, matures 07/01/2014, repurchase price $6,000 (collateralized by U.S. Treasury obligations: Total market value $6,121)	6,000	6,000
Federal Reserve Bank of New York
0.050%, dated 6/30/2014, matures 07/01/2014, repurchase price $75,000 (collateralized by U.S. Treasury obligations: Total market value $75,000)	75,000	75,000
Total Treasury Repurchase Agreements
(Cost $81,000)		81,000

Other Repurchase Agreements - 7.5%
BNP Paribas Prime Brokerage, Inc.
0.180%, dated 6/30/2014, matures 07/01/2014, repurchase price $110,001 (collateralized by various securities: Total market value $115,500)	110,000	110,000
BNP Paribas Securities Corp.
0.180%, dated 6/30/2014, matures 08/04/2014, repurchase price $80,014 (collateralized by various securities: Total market value $84,000) ∞	80,000	80,000
JP Morgan Securities LLC
0.290%, dated 6/30/2014, matures 08/04/2014, repurchase price $100,028 (collateralized by various securities: Total market value $109,408) ∞	100,000	100,000
SG Americas Securities LLC
0.160%, dated 6/30/2014, matures 07/01/2014, repurchase price $75,000 (collateralized by various securities: Total market value $78,750)	75,000	75,000
Total Other Repurchase Agreements
(Cost $365,000)		365,000

Total Investments ▲- 99.9%
(Cost $4,825,190)		4,825,190
Other Assets and Liabilities, Net - 0.1%		5,853
Total Net Assets - 100.0%		$4,831,043

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2014.
■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of June 30, 2014, the value of these investments was $1,411,310 or 29.2% of total net assets.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
∞	Security considered illiquid. As of June 30, 2014, the value of these investments was $180,000 or 3.7% of total net assets.

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 5

Schedule of Investments June 30, 2014 (unaudited), all dollars are rounded to thousands (000)

Ω	The rate shown is the annualized seven-day effective yield as of June 30, 2014.
▲

On June 30, 2014, the cost of investments for federal income tax purposes was approximately $4,825,190. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, are both $0.

AMT - Alternative Minimum Tax. As of June 30, 2014, the total value of securities subject to AMT was $4,175 or 0.1% of total net assets.
LOC - Letter of Credit
SPA - Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 6

Statement of ASSETS AND LIABILITIES June 30, 2014 (unaudited), all dollars and shares rounded to thousands (000), except per share data

Prime
Portfolio
ASSETS:
Investments in securities, at value (note 2)	$3,914,190
Repurchase agreements, at value (note 2)	911,000
Cash	5,534
Receivable for dividends and interest	1,082
Other assets	36
Total assets	4,831,842
LIABILITIES:
Dividends payable	762
Payable to affiliates (note 3)	37
Total liabilities	799
Net assets	$4,831,043
COMPOSITION OF NET ASSETS:
Portfolio capital	$4,837,096
Accumulated undistributed net investment income	105
Accumulated net realized loss on investments (note 2)	(6,158)
Net assets	$4,831,043
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	4,836,732
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 7

Statement of OPERATIONS For the six-month period ended June 30, 2014 (unaudited), all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$5,385
Total investment income	5,385
EXPENSES (note 3):
Administration fees	536
Total expenses	536
Less: Fee waivers (note 3)	(268)
Total net expenses	268
Investment income before tax expense	5,117
Tax expense (note 2)	(108)
Investment income - net	5,009
Net realized gain on investments	17
Net increase in net assets resulting from operations	$5,026

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 8

Statement of CHANGES IN NET ASSETS all dollars are rounded to thousands (000)

		Prime Portfolio
	Six-Month Period Ended 06/30/2014	Year Ended 12/31/2013
	(unaudited)
OPERATIONS:
Investment income - net	$5,009	$10,847
Net realized gain on investments	17	163
Net increase in net assets resulting from operations	5,026	11,010
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(4,850)	(10,534)
Total distributions	(4,850)	(10,534)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Proceeds from sales	7,226,281	12,968,894
Payments for redemptions	(7,436,459)	(12,166,609)
Increase (decrease) in net assets from capital share transactions	(210,178)	802,285
Total increase (decrease) in net assets	(210,002)	802,761
Net assets at beginning of the period	5,041,045	4,238,284
Net assets at end of the period	$4,831,043	$5,041,045
Undistributed (distributions in excess of) net investment income	$105	$(54)

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 9

FINANCIAL HIGHLIGHTS For a share outstanding throughout the indicated periods

						Prime Portfolio
	Six-Month Period Ended 6/30/2014 (unaudited)[1]	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	–[2]	–[2]	–[2]	–[2]	–[2]	0.01
Distributions from net investment income	–[2]	–[2]	–[2]	–[2]	–[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
RATIOS/SUPPLEMENTAL DATA:
Total return	0.09%	0.20%	0.28%	0.23%	0.27%	0.58%[3,4]
Net assets at end of period (000)	$4,831,043	$5,041,045	$4,238,284	$7,493,397	$6,421,686	$5,676,856
Ratio of expenses to average net assets	0.01%	0.01%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.19%	0.21%	0.28%	0.23%	0.27%	0.55%
Ratio of expenses to average net assets (excluding waivers)	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets (excluding waivers)	0.18%	0.20%	0.28%	0.23%	0.27%	0.55%

[1]	All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]

Without the support agreement (note 7), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[4]	The impact on total return due to a reimbursement from affiliate was less than 0.01%

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2014 Semiannual Report 10

Notes to FINANCIAL STATEMENTS (unaudited as of June 30, 2014), all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The trust has established a series of shares representing beneficial interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the investment advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the investment advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments that are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the six-month period ended June 30, 2014, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7 of the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   11

Notes to FINANCIAL STATEMENTS (unaudited as of June 30, 2014), all dollars and shares are rounded to thousands (000)

As of June 30, 2014, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$2,012,678	$—	$2,012,678
Asset Backed Commercial Paper	—	588,190	—	588,190
Financial Company Commercial Paper	—	580,126	—	580,126
Other Notes	—	570,036	—	570,036
Government Agency Repurchase Agreements	—	465,000	—	465,000
Other Repurchase Agreements	—	365,000	—	365,000
Treasury Repurchase Agreements	—	81,000	—	81,000
Variable Rate Demand Notes	—	57,275	—	57,275
Investment Companies	105,885	—	—	105,885
Total Investments	$105,885	$4,719,305	$—	$4,825,190

During the six-month period ended June 30, 2014, there were no transfers between valuation levels. The portfolio did not hold any Level 3 securities at December 31, 2013 or June 30, 2014.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of June 30, 2014, the portfolio had investments in illiquid securities with a total value of $180,000 or 3.7% of total net assets.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended.

Effective January 31, 2013, USBAM began voluntarily waiving one half of the administration fee it receives from the portfolio under the administration agreement between USBAM and the trust. The portfolio intends to use the amounts waived by USBAM to offset the effect of accumulated net realized losses. The amounts waived are not included in income distributed or distributable to shareholders but instead are reclassified to portfolio capital net of any taxes payable by the portfolio. The portfolio intends to distribute the income necessary to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code.

As of June 30, 2014, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   12

Notes to FINANCIAL STATEMENTS (unaudited as of June 30, 2014), all dollars and shares are rounded to thousands (000)

which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the six-month period ended June 30, 2014 and the fiscal year ended December 31, 2013 (adjusted by dividends payable as of June 30, 2014 and December 31, 2013), were as follows:

	Six-Month Period	Fiscal Year
	Ended	Ended
	6/30/14	12/31/13
Ordinary Income	$4,906	$10,769
Total Distributions	$4,906	$10,769

As of December 31, 2013, the portfolio’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$764
Accumulated Capital and Post-October Losses	(6,175)
Total Accumulated Deficit	$(5,411)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of December 31, 2013, the portfolio had a capital loss carry forward of $6,175, which if not offset by subsequent capital gains, will expire in the fiscal year ending December 31, 2018. During the fiscal year ended December 31, 2013, the portfolio utilized $163 of capital loss carryforwards.

REPURCHASE AGREEMENTS – The portfolio may purchase eligible securities in repurchase agreement transactions with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the counterparty’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio for the eligible securities plus interest negotiated on the basis of current short-term rates.

The counterparty in a repurchase agreement transaction must transfer to the portfolio’s custodian or sub-custodian eligible securities with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the eligible securities, including accrued interest thereon, remains at least equal to the repurchase price. The eligible securities are held in accounts with the custodian or sub-custodian until the respective agreements mature.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the portfolio to receive less than the full repurchase price.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount(1)

Description
Repurchase
Agreements	$911,000	$ -	$911,000	$ -	$911,000	$ -
	$911,000	$ -	$911,000	$ -	$911,000	$ -

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   13

Notes to FINANCIAL STATEMENTS (unaudited as of June 30, 2014), all dollars and shares are rounded to thousands (000)

(1)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2014.

JOINT TRANSACTIONS – Pursuant to an exemptive order issued by the SEC, the portfolio, along with other registered investment companies advised by USBAM, may enter into certain short-term investments and repurchase agreements on a joint basis. The portfolio did not participate in any such joint transactions during the six-month period ended June 30, 2014.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated portfolio related events and transactions that occurred subsequent to June 30, 2014 through the date of issuance of the portfolio’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses. Effective January 31, 2013, USBAM began voluntarily waiving one half of the administration fee it receives from the portfolio. For the six-month period ended June 30, 2014, $268 was waived by USBAM.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any).

4 > Investment Security Transactions

During the six-month period ended June 30, 2014, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on July 15, 2010, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $551,333 from the Primary Fund.

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   14

Notes to FINANCIAL STATEMENTS (unaudited as of June 30, 2014), all dollars and shares are rounded to thousands (000)

7 > Support Agreement with Affiliate

On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 6) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009.

On March 12, 2009, an affiliate of the portfolio’s investment advisor purchased Lehman Brothers Holdings notes held in the portfolio, in accordance with Rule 17a-9 of the Act.

Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes and from the Primary Fund (see note 6), no payments were required to be made, or were made, to the portfolio under the agreement.

8 > Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Fund’s financial statement disclosures.

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   15

Notice to SHAREHOLDERS June 30, 2014 (unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the SEC’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT

The portfolio’s board of trustees, which is composed entirely of independent trustees, oversees the management of the portfolio and, as required by law, determines annually whether to renew the portfolio’s advisory agreement with USBAM.

At a meeting on June 17-18, 2014, the trustees considered information relating to the portfolio’s investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the trustees received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At that meeting, the trustees concluded their consideration of the Agreement and approved it through June 30, 2015.

In considering the Agreement, the trustees, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM’s services to the portfolio, (2) the investment performance of the portfolio, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the portfolio, and (4) other benefits that accrue to USBAM through its relationship with the portfolio. When reviewing and approving investment company advisory contracts, boards of trustees generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The trustees noted, however, that because USBAM does not charge advisory fees for the management of the portfolio, a consideration of economies of scale was not relevant to its evaluation of the Agreement. In its deliberations, the trustees did not identify any single factor which alone was responsible for the trustees’ decision to approve the Agreement.

Before approving the Agreement, the independent trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on their evaluation of those materials, the trustees concluded that the Agreement is fair and in the best interests of the shareholders of the portfolio. In reaching their conclusions, the trustees considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The trustees examined the nature, quality, and extent of the services provided by USBAM to the portfolio. The trustees reviewed USBAM’s key personnel who provide investment management services to the portfolio as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for the portfolio within the framework of the portfolio’s investment policies and restrictions, subject to review by the trustees. The trustees further considered that USBAM’s duties with respect to the portfolio include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the portfolio’s investment policies and restrictions and the Act, and (iii) monitoring the performance of the various organizations providing services to the portfolio, including the portfolio’s custodian. Finally, the trustees considered USBAM’s representation that the services provided by USBAM under the Agreement are the types of services customarily provided by investment advisers in the fund industry. The trustees also considered compliance reports about USBAM from the portfolio’s Chief Compliance Officer.

Based on the foregoing, the trustees concluded that the portfolio is likely to benefit from the nature, quality, and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Portfolio

The trustees considered the performance of the portfolio on a gross and net-of-expenses basis, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The trustees considered that, although the portfolio underperformed its performance universe median for the one-,

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   16

Notice to SHAREHOLDERS June 30, 2014 (unaudited)

three- and five-year periods through February 28, 2014, on a gross-of-expenses basis, it outperformed its performance universe median on a net-of-expenses basis for all periods. In light of the foregoing, the trustees concluded that it would be in the interest of the portfolio and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The trustees examined USBAM’s costs in serving as the portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the portfolio. The trustees also considered the profitability of USBAM and its affiliates resulting from their relationship with the portfolio. The trustees compared fee and expense information for the portfolio to fee and expense information for comparable funds managed by other advisers. The trustees also reviewed advisory fees for other funds advised or sub-advised by USBAM and for private accounts managed by USBAM.

The trustees noted that USBAM does not receive an advisory fee from the portfolio. Nevertheless, the trustees considered information provided by an independent data service, so as to compare the portfolio’s total expense ratio to the median total expense ratio of comparable funds. The trustees noted that the portfolio’s total expense ratio is lower than its peer group median total expense ratio. The trustees concluded that the total expense ratio is reasonable in light of the services provided.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the portfolio, the trustees noted that USBAM and certain of its affiliates serve the portfolio in various capacities, including as investment advisor, administrator, transfer agent and custodian. The trustees considered that USBAM receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the portfolio by USBAM or its affiliates. The trustees considered that each service provided to the portfolio by USBAM or one of its affiliates is pursuant to a written agreement, which the trustees evaluate periodically as required by law.

After full consideration of these factors, the trustees concluded that approval of the Agreement was in the interest of the portfolio and its shareholders.

MOUNT VERNON SECURITIES LENDING TRUST   2014 Semiannual Report   17

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:
•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:
•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

•	First American Funds, Inc.	•	American Municipal Income Portfolio Inc.
•	American Strategic Income Portfolio Inc.	•	Minnesota Municipal Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II	•	First American Minnesota Municipal Income Fund II, Inc.
•	American Strategic Income Portfolio Inc. III	•	American Income Fund, Inc.
•	American Select Portfolio Inc.	•	Mount Vernon Securities Lending Prime Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11—Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/ Eric J. Thole
Eric J. Thole
President

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Eric J. Thole
Eric J. Thole
President

Date: August 29, 2014

By:

/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: August 29, 2014